UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13FHR/A
Amendment No. 2

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	09-30-2003

Institutional Investment Manager Filing this Report:

Name:	Verus Investment Management
Address:	22901 Millcreek Boulevard 6th Floor
		Highland Hills, OH  44122

Form 13F File Number:	28-10444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Kristen Kilburg
Title:	Accounting Associate
Phone:	216-765-1722

Signature, Place, and Date of Signing:

		Highland Hills, Ohio		11-12-2003


Report Type:	13F HOLDINGS REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$116,655


List of Other Included Managers		NONE


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Verus Investment Management









30-Sep-03



















NAME OF
TITLE OF

 VALUE
SHRS OR
INVESTMENT
OTHER
VOTING AUTHORITY
ISSUER
CLASS
CUSIP
 (x $1000)
PRN AMT
DISCRETION
MANAGERS
SOLE
SHARED
NONE
Agnico Eagle Mines Ltd
com
008474108
 $      6,859
554900
sole

554900


Alderwoods Group Inc
com
014383103
 $         117
15000
sole

15000


American Capital Strategies
com
024937104
 $      1,238
49800
sole

49800


American Italian Pasta
com
027070101
 $      8,616
222700
sole

222700


BMC Software
com
055921100
 $      9,734
698800
sole

698800


Barrick Gold Corp
com
067901108
 $      6,169
327600
sole

327600


CTI Molecular Imaging
com
22943D105
 $         306
20750
sole

20750


Chesapeake Energy Corp
com
165167107
 $      9,957
923700
sole

923700


Cincinnati Financial
com
172062101
 $      1,003
25075
sole

25075


Corrections Corp of America
com
22025Y407
 $         308
12500
sole

12500


Diamond Offshr Drillng
com
25271C102
 $      3,398
177900
sole

177900


Discovery Laboratories
com
254668106
 $      3,639
505459
sole

505459


Duquesne Light Holdings Inc
com
23329J104
 $      1,583
102500
sole

102500


Entrust Inc
com
293848107
 $         384
78200
sole

78200


FTI Consulting Inc
com
302941109
 $         330
19000
sole

19000


First Horizon Pharmaceutical
com
32051K106
 $           99
15500
sole

15500


GlobalSantaFe Corp
com
G3930E101
 $      1,983
82800
sole

82800


Gold Banc Corp Inc
com
379907108
 $      1,008
83024
sole

83024


Natl Commerce Financial Corp
com
63545P104
 $      1,194
48000
sole

48000


Newmont Mining Corp
com
651639106
 $      9,933
254100
sole

254100


Orthodontic Centers of America
com
68750P103
 $         189
24000
sole

24000


Overstock Inc
com
690370101
 $         367
24621
sole

24621


Parker Drilling Co
com
701081101
 $         685
290400
sole

290400


Penn Treaty American
com
707874103
 $         101
51600
sole

51600


Pepco Holdings Inc
com
713291102
 $         750
43400
sole

43400


Petroquest Energy
com
716748108
 $           30
14314
sole

14314


Phoenix Companies Inc
com
71902E109
 $      4,707
407500
sole

407500


Piedmont Natural Gas
com
720186105
 $      1,326
34000
sole

34000


Placer Dome Inc
com
725906101
 $     10,365
753800
sole

753800


Platinum Underwriters Hldgs
com
G7127P100
 $      1,222
43500
sole

43500


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